CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid In Capital [Member] Cumulative effects of adoption of accounting standards (see Note 2)	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member] Cumulative effects of adoption of accounting standards (see Note 2)	Retained Earnings [Member]	Noncontrolling Interest	Series A-1	Series A-2	Series A3 Redeemable Convertible Preferred Stock [Member]	Series A4 Redeemable Convertible Preferred Stock [Member]	Series A-5	Series Growth	Series 2 Growth	Series 3 Growth	Total
Balance at beginning at Dec. 31, 2019								$ 6,176	$ 3,033	$ 4,463	$ 2,466	$ 24,536	$ 31,500	$ 30,370	$ 51,348
Balance at the beginning at Dec. 31, 2019	$ 1		$ 26,248	$ 111		$ (145,423)										$ (119,063)
Balance, shares at Dec. 31, 2019	2,144,651
Temporary Equity Balance, shares at Dec. 31, 2019								1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	2,973,270
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability															$ 48,125
Accretion of senior preferred stock to redemption value			(11,372)									$ 455	$ 1,263	$ 314	$ 9,340	(11,372)
Exercise/Issuance of warrants			4,322								$ 136					4,322
Exercise/Issuance of warrants (in shares)											11,177
Stock based compensation expense			$ 4,808													4,808
Net income (loss)						(25,905)										(25,905)
Foreign currency translation gain				828			$ 513									$ 828
Noncontrolling interest, net of issuance costs of $406							11,349
Exercise of share-based awards (in shares)	10,839		12,000													12
Accretion of noncontrolling interest put option to redemption value						(567)	567									$ (567)
Unrealized loss on marketable securities				(1)												$ (1)
Balance, shares at Dec. 31, 2020	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Balance at the end at Dec. 31, 2020	$ 1		$ 23,907	938		(171,784)										$ (146,938)
Balance at end at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813	$ 213,525
Balance, shares at Dec. 31, 2020	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Balance at the end at Dec. 31, 2020	$ 1		23,907	938		(171,784)										$ (146,938)
Balance at end at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813	213,525
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)															2,845,625
Stock based compensation expense			1,455													1,455
Net income (loss)						(18,586)										(18,586)
Foreign currency translation gain																(411)
Balance, shares at Mar. 31, 2021	5,589,728
Balance at beginning at Dec. 31, 2020							12,429	$ 6,176	$ 3,033	$ 4,463	$ 2,602	$ 24,991	$ 32,763	$ 30,684	$ 108,813	213,525
Balance at the beginning at Dec. 31, 2020	$ 1		23,907	938		(171,784)										$ (146,938)
Balance, shares at Dec. 31, 2020	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020								1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Accretion of senior preferred stock to redemption value			(94,134)									$ 19,316	$ 24,196	$ 22,517	$ 28,106	$ (94,134)
Exercise of stock options			146													$ 146
Exercise of stock options (in shares)	255,062															255,062
Exercise/Issuance of warrants								$ 937		$ 2,997
Exercise/Issuance of warrants (in shares)								52,222,000		238,189,000
Stock based compensation expense			5,532													$ 5,532
Net income (loss)						(93,347)										(93,347)
Foreign currency translation gain				(719)			(950)									(719)
Accretion of noncontrolling interest put option to redemption value						(376)	376									(376)
Balance, shares at Dec. 31, 2021	6,248,192
Temporary Equity Balance, shares at Dec. 31, 2021								1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at the end at Dec. 31, 2021	$ 1	$ (111)	(64,549)	$ 219	$ 111	(265,507)										(329,836)
Balance at end at Dec. 31, 2021							$ 11,855	$ 7,113	$ 3,033	$ 7,460	$ 2,602	$ 44,307	$ 56,959	$ 53,201	$ 136,919
Stock based compensation expense			$ 13,989													13,989
Net income (loss)						$ (5,703)										(5,703)
Foreign currency translation gain																(137)
Balance, shares at Mar. 31, 2022	72,390,413
Balance at the end at Mar. 31, 2022																$ 10,037